Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 01, 2014
Supplement [Text Block]	difi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

The following changes are effective immediately:

The following disclosure replaces similar disclosure contained under the "Management process" sub-heading of the "PRINCIPAL INVESTMENT STRATEGY" sections of the summary section and "Fund Details" section of the funds' prospectuses.

Management process. Portfolio management will select approximately 50 stocks of companies that offer economic value utilizing the Cash Return on Capital Invested (CROCI®) strategy as the primary factor, in addition to other factors. Under the CROCI® strategy, economic value is measured using various metrics such as the CROCI® Economic Price Earnings Ratio. The CROCI® Economic Price Earnings Ratio is a proprietary measure of company valuation using the same relationship between valuation and return as an accounting P/E ratio (i.e., price/book value divided by return on equity). The CROCI® Economic Price Earnings Ratio and other CROCI® metrics may be adjusted from time to time. The CROCI® strategy may apply other measures of company valuation, as determined by the CROCI® Investment Strategy and Valuation Group. Portfolio management may use criteria other than the CROCI® strategy in selecting investments. At times, the number of stocks held in the fund may be higher or lower than 50 stocks at the discretion of portfolio management or as a result of corporate actions, mergers or other events. Portfolio management will select stocks from a universe consisting of approximately 330 of the largest equities by market capitalization in the MSCI EAFE Index, excluding financial stocks.

The fund is rebalanced periodically in accordance with the CROCI® strategy's rules (re-selecting approximately 50 stocks that will make up the fund), and the regional weighting in the fund is targeted to match the regional weighting of the fund's benchmark, the MSCI EAFE Index. The region-neutral approach attempts to reduce the risk of significant regional over or underweights in the fund relative to the MSCI EAFE Index benchmark. The CROCI® strategy does not form opinions about relative attractiveness of different regions and targets region neutrality in order to seek to reduce currency risks relative to the benchmark, as well keeping the focus of the strategy on stock selection, rather than regional allocation. During the selection process, certain portfolio selection buffers are applied in an attempt to reduce the annual turnover of the strategy. Portfolio management will take additional measures to attempt to reduce portfolio turnover, market impact and transaction costs in connection with implementation of the strategy, by applying liquidity controls and managing the fund with tax efficiency in mind. The CROCI® strategy is supplied by the CROCI® Investment Strategy and Valuation Group, a unit within Deutsche Asset & Wealth Management, through a licensing agreement with the fund's Advisor.

Portfolio management may utilize forward currency contracts to hedge against changes in value of the non−US currency exposure of the fund's investments. To maintain an approximate hedge against such changes, portfolio management expects to periodically reset the fund's forward currency contracts.

DEUTSCHE VARIABLE SERIES I | Deutsche CROCI International VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	difi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

The following changes are effective immediately:

The following disclosure replaces similar disclosure contained under the "Management process" sub-heading of the "PRINCIPAL INVESTMENT STRATEGY" sections of the summary section and "Fund Details" section of the funds' prospectuses.

Management process. Portfolio management will select approximately 50 stocks of companies that offer economic value utilizing the Cash Return on Capital Invested (CROCI®) strategy as the primary factor, in addition to other factors. Under the CROCI® strategy, economic value is measured using various metrics such as the CROCI® Economic Price Earnings Ratio. The CROCI® Economic Price Earnings Ratio is a proprietary measure of company valuation using the same relationship between valuation and return as an accounting P/E ratio (i.e., price/book value divided by return on equity). The CROCI® Economic Price Earnings Ratio and other CROCI® metrics may be adjusted from time to time. The CROCI® strategy may apply other measures of company valuation, as determined by the CROCI® Investment Strategy and Valuation Group. Portfolio management may use criteria other than the CROCI® strategy in selecting investments. At times, the number of stocks held in the fund may be higher or lower than 50 stocks at the discretion of portfolio management or as a result of corporate actions, mergers or other events. Portfolio management will select stocks from a universe consisting of approximately 330 of the largest equities by market capitalization in the MSCI EAFE Index, excluding financial stocks.

The fund is rebalanced periodically in accordance with the CROCI® strategy's rules (re-selecting approximately 50 stocks that will make up the fund), and the regional weighting in the fund is targeted to match the regional weighting of the fund's benchmark, the MSCI EAFE Index. The region-neutral approach attempts to reduce the risk of significant regional over or underweights in the fund relative to the MSCI EAFE Index benchmark. The CROCI® strategy does not form opinions about relative attractiveness of different regions and targets region neutrality in order to seek to reduce currency risks relative to the benchmark, as well keeping the focus of the strategy on stock selection, rather than regional allocation. During the selection process, certain portfolio selection buffers are applied in an attempt to reduce the annual turnover of the strategy. Portfolio management will take additional measures to attempt to reduce portfolio turnover, market impact and transaction costs in connection with implementation of the strategy, by applying liquidity controls and managing the fund with tax efficiency in mind. The CROCI® strategy is supplied by the CROCI® Investment Strategy and Valuation Group, a unit within Deutsche Asset & Wealth Management, through a licensing agreement with the fund's Advisor.

Portfolio management may utilize forward currency contracts to hedge against changes in value of the non−US currency exposure of the fund's investments. To maintain an approximate hedge against such changes, portfolio management expects to periodically reset the fund's forward currency contracts.

DEUTSCHE INTERNATIONAL FUND, INC. | Deutsche CROCI International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	difi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

The following changes are effective immediately:

The following disclosure replaces similar disclosure contained under the "Management process" sub-heading of the "PRINCIPAL INVESTMENT STRATEGY" sections of the summary section and "Fund Details" section of the funds' prospectuses.

Management process. Portfolio management will select approximately 50 stocks of companies that offer economic value utilizing the Cash Return on Capital Invested (CROCI®) strategy as the primary factor, in addition to other factors. Under the CROCI® strategy, economic value is measured using various metrics such as the CROCI® Economic Price Earnings Ratio. The CROCI® Economic Price Earnings Ratio is a proprietary measure of company valuation using the same relationship between valuation and return as an accounting P/E ratio (i.e., price/book value divided by return on equity). The CROCI® Economic Price Earnings Ratio and other CROCI® metrics may be adjusted from time to time. The CROCI® strategy may apply other measures of company valuation, as determined by the CROCI® Investment Strategy and Valuation Group. Portfolio management may use criteria other than the CROCI® strategy in selecting investments. At times, the number of stocks held in the fund may be higher or lower than 50 stocks at the discretion of portfolio management or as a result of corporate actions, mergers or other events. Portfolio management will select stocks from a universe consisting of approximately 330 of the largest equities by market capitalization in the MSCI EAFE Index, excluding financial stocks.

The fund is rebalanced periodically in accordance with the CROCI® strategy's rules (re-selecting approximately 50 stocks that will make up the fund), and the regional weighting in the fund is targeted to match the regional weighting of the fund's benchmark, the MSCI EAFE Index. The region-neutral approach attempts to reduce the risk of significant regional over or underweights in the fund relative to the MSCI EAFE Index benchmark. The CROCI® strategy does not form opinions about relative attractiveness of different regions and targets region neutrality in order to seek to reduce currency risks relative to the benchmark, as well keeping the focus of the strategy on stock selection, rather than regional allocation. During the selection process, certain portfolio selection buffers are applied in an attempt to reduce the annual turnover of the strategy. Portfolio management will take additional measures to attempt to reduce portfolio turnover, market impact and transaction costs in connection with implementation of the strategy, by applying liquidity controls and managing the fund with tax efficiency in mind. The CROCI® strategy is supplied by the CROCI® Investment Strategy and Valuation Group, a unit within Deutsche Asset & Wealth Management, through a licensing agreement with the fund's Advisor.

Portfolio management may utilize forward currency contracts to hedge against changes in value of the non−US currency exposure of the fund's investments. To maintain an approximate hedge against such changes, portfolio management expects to periodically reset the fund's forward currency contracts.